Investment in an Associate	12 Months Ended
Dec. 31, 2023
Investments, All Other Investments [Abstract]
Investment in an Associate

Note 7 – Investment in an Associate

On May 4, 2023, the Company entered into a definitive agreement (the “Agreement”) for a $1.5 million equity investment in OnKai, a US-based technology company developing an AI-based platform to advance healthcare for underserved populations across the United States by facilitating alignment between healthcare stakeholders.

Previously, in November, 2022 the Company invested $1.5 million in OnKai through a Simple Agreement for Future Equity (“SAFE”) which converted at a 15% discount into series seed preferred shares upon closing of the Investment Round (as defined below). The Company recorded in its statement of operations a change in the fair value of the convertible note (the SAFE) which totaled $0.3 million for the year ended December 31, 2023.

The Company’s investment in OnKai was part of an approximately $60. million investment round (the “Investment Round”) with other investors that was led by the Company of which SAFEs of approximately $3.8 were converted into preferred shares of Onkai upon the consummation of the Investment Round.. On June 19, 2023, the Investment Round closed. Following the closing of the Investment Round, the Company holds 1,223,535 preferred shares which comprised approximately 24% of the outstanding share capital of OnKai on an as-converted basis as of December 31, 2023. The Company’s Chief Executive Officer and director, Allen Baharaff, serves as one of three board member of OnKai.

Under the terms of the Agreement, during the three-year period following the closing of the Investment Round the Company will have the right to merge with OnKai subject to the approval of the boards of directors of each of the Company and OnKai. The Company was granted certain customary pre-emptive rights as well as registration rights, first refusal rights, co-sale, a board seat, and certain customary protective provisions.

In connection with the Agreement, the Company’s wholly-owned subsidiary, (“GRD”), entered into a services agreement (the “Services Agreement”) with OnKai. The Services Agreement provides that GRD will on a non-exclusive basis (i) provide support services to OnKai relating to finance, business development, strategic planning, execution and others; and (ii) lend its experience to OnKai in building a strategy and for the development of treatments for the underserved and that OnKai shall on a non-exclusive basis (i) take part in plan preparation to serve GRD’s vision of developing drugs for the underserved population and (ii) when relevant, design a process on the clinical trial dashboard that could potentially serve GDR’s future trial.

In connection with the above mentioned service agreement, the Company recorded management fee income of $12 thousand in general and administrative expenses in its statement of operations for the year ended December 31, 2023.

Attached is a summarized un-audited financial information of OnkaI:

Balance sheet as of December 31, 2023

December 31,
2023
(in thousands)
Current assets	$1,384
Non-current assets	5
Current liabilities	160
Non-current liabilities	628
Equity	601

Statement of operations for the period from June 19, 2023 to December 31, 2023:

(in thousands)

Total operating loss	$1,551
Financial income, net	23
Income tax	16
Net Loss	$1,544

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements